CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Treasury Shares CNY (¥) shares	Treasury Shares USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive (Loss) Income CNY (¥)	Accumulated Other Comprehensive (Loss) Income USD ($)	Total Four Seasons Education (Cayman) Inc. Shareholders' Equity CNY (¥)	Total Four Seasons Education (Cayman) Inc. Shareholders' Equity USD ($)	Non-controlling Interests CNY (¥)	Non-controlling Interests USD ($)
Beginning Balance at Feb. 28, 2022	¥ 502,494		¥ 14		¥ (55,693)		¥ 777,023		¥ (252,634)		¥ (22,768)		¥ 445,942		¥ 56,552
Beginning Balance, Shares at Feb. 28, 2022 | shares			21,238,806	21,238,806
Beginning Balance, Shares at Feb. 28, 2022 | shares					2,863,177	2,863,177
Share-based compensation	3,168						3,168						3,168
Net loss (income) for the year	(33,488)								(29,666)				(29,666)		(3,822)
Foreign currency translation adjustments	38,526										38,526		38,526
Repurchase of ordinary shares (Note 10)	(238)		¥ 0		¥ (238)								(238)
Repurchase of ordinary shares (Note 10), Shares | shares			(49,591)	(49,591)	49,591	49,591
Deregistration of subsidiaries	1,428														1,428
Reissuance of treasury stock, Shares | shares			0	0
Exercise of share options, Shares | shares					0	0
Ending Balance at Feb. 28, 2023	511,890		¥ 14		¥ (55,931)		780,191		(282,300)		15,758		457,732		54,158
Ending Balance, Shares at Feb. 28, 2023 | shares			21,189,215	21,189,215
Ending Balance, Shares at Feb. 28, 2023 | shares					2,912,768	2,912,768
Share-based compensation	3,122						3,122						3,122
Net loss (income) for the year	2,775								4,961				4,961		(2,186)
Foreign currency translation adjustments	9,347										9,347		9,347
Repurchase of ordinary shares (Note 10)	(159)				¥ (159)								(159)
Repurchase of ordinary shares (Note 10), Shares | shares			(25,799)	(25,799)	25,799	25,799
Acquisition of subsidiaries	1,125														1,125
Disposal of a subsidiary	(1,956)														(1,956)
Reissuance of treasury stock, Shares | shares			0	0
Exercise of share options, Shares | shares					0	0
Ending Balance at Feb. 29, 2024	¥ 526,144		¥ 14		¥ (56,090)		783,313		(277,339)		25,105		475,003		51,141
Ending Balance, Shares at Feb. 29, 2024 | shares	21,163,416	21,163,416	21,163,416	21,163,416
Ending Balance, Shares at Feb. 29, 2024 | shares	2,938,567	2,938,567			2,938,567	2,938,567
Share-based compensation	¥ 5,026						5,026						5,026
Net loss (income) for the year	(627)	$ (85)							801				801		(1,428)
Foreign currency translation adjustments	3,768	$ 517									3,768		3,768
Disposal of a subsidiary	339														339
Reissuance of treasury stock					¥ 5,726		(5,726)
Reissuance of treasury stock, Shares | shares			300,000	300,000	(300,000)	(300,000)
Exercise of share options	¥ 6,609		¥ 1		¥ 5,249		1,359						6,609
Exercise of share options, Shares | shares	1,137,000	1,137,000	1,137,160	1,137,160	(275,000)	(275,000)
Dividend distribution	¥ (36,598)						(36,598)						(36,598)
Capital contribution from non-controlling shareholders	490	$ 67													490
Capital contributions from shareholder	2						2						2
Ending Balance at Feb. 28, 2025	¥ 505,153	$ 69,363	¥ 15	$ 2	¥ (45,115)	$ (6,195)	¥ 747,376	$ 102,622	¥ (276,538)	$ (37,971)	¥ 28,873	$ 3,965	¥ 454,611	$ 62,423	¥ 50,542	$ 6,940
Ending Balance, Shares at Feb. 28, 2025 | shares	22,600,576	22,600,576	22,600,576	22,600,576
Ending Balance, Shares at Feb. 28, 2025 | shares	2,363,567	2,363,567			2,363,567	2,363,567